Assets Held for Sale	12 Months Ended
Dec. 31, 2023
Assets Held for Sale
Assets Held for Sale

33. Assets Held for Sale

The company had the following assets and liabilities held for sale as at December 31, 2022, that were sold in 2023 (note 16):

($ millions)	U.K. Operations	Wind and Solar	Total
Assets
Current assets	83	62	145
Property, plant and equipment, net and intangible assets	364	438	802
Exploration and evaluation	239	-	239
Total Assets	686	500	1 186
Liabilities
Current liabilities	(241)	(32)	(273)
Other long-term liabilities and provisions	(217)	(40)	(257)
Total Liabilities	(458)	(72)	(530)
Net Assets	228	428	656